Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income-Securities Assets (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 108,555	R$ 107,435
Fair value adjustments (in stockholders' equity)	(2,849)	2,600	[1]
Expected loss	(84)	(93)
Fair value	105,622	109,942
Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	71,298	65,235
Fair value adjustments (in stockholders' equity)	(1,656)	2,714	[1]
Fair value	69,642	67,949
Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	30,507	34,365
Fair value adjustments (in stockholders' equity)	(313)	38	[1]
Expected loss	0	(1)
Fair value	30,194	34,402
Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	6,714	7,799
Fair value adjustments (in stockholders' equity)	(880)	(152)	[1]
Expected loss	(48)	(56)
Fair value	5,786	7,591
Colombia [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,942	3,913
Fair value adjustments (in stockholders' equity)	(95)	73	[1]
Fair value	1,847	3,986
Chile [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	19,885	21,639
Fair value adjustments (in stockholders' equity)	(151)	12	[1]
Fair value	19,734	21,651
United States [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	4,520	3,751
Fair value adjustments (in stockholders' equity)	(2)	(1)	[1]
Fair value	4,518	3,750
Paraguay [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,516	3,008
Fair value adjustments (in stockholders' equity)	(57)	(60)	[1]
Expected loss	0	(1)
Fair value	1,459	2,947
Uruguay [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,207	874
Fair value adjustments (in stockholders' equity)	2	13	[1]
Expected loss		0
Fair value	1,209	887
Mexico [Member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,028	1,180
Fair value adjustments (in stockholders' equity)	(6)	1	[1]
Fair value	1,022	1,181
ARGENTINA | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	409
Fair value adjustments (in stockholders' equity)	(4)
Fair value	405
Other [member] | Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	36	36
Fair value adjustments (in stockholders' equity)	0
Expected loss	(36)	(36)
Other [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	57	3
Fair value adjustments (in stockholders' equity)	3
Expected loss	(3)	(3)
Fair value	57
Shares [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,629	1,640
Fair value adjustments (in stockholders' equity)	(886)	(258)	[1]
Fair value	743	1,382
Bank deposit certificates [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	132	305
Fair value adjustments (in stockholders' equity)	(1)	2	[1]
Fair value	131	307
Debentures [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	392	956
Fair value adjustments (in stockholders' equity)	3	(23)	[1]
Expected loss	(44)	(44)
Fair value	351	889
Eurobonds and others [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	4,498	4,895
Fair value adjustments (in stockholders' equity)	1	127	[1]
Expected loss	(1)	(9)
Fair value	4,498	R$ 5,013
Financial bills [Member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	6
Fair value	R$ 6

[1]	Includes the effects of the allocation of the surplus from the pension fund of Itaubanco Defined Contribution Plan.